UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Medalist Partners MBS Total Return Fund
Class A Shares | SEMOX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by nearly 370   bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00768D152

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/18/2015)
Class A Shares (without sales charge)	8.24	5.45	3.44
Class A Shares (with sales charge)	6.02	5.01	3.23
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.33%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00768D152

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00768D152

Medalist Partners MBS Total Return Fund
Institutional Share Class | SEMMX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by approximately 370 bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00770X758

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Share Class	8.52	5.70	3.64
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.68%
30-Day SEC Yield Unsubsidized	5.70%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00770X758

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00770X758

Medalist Partners MBS Total Return Fund
Investor Share Class | SEMPX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$120	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by nearly 370 bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00770X741

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Share Class	8.24	5.43	3.40
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.43%
30-Day SEC Yield Unsubsidized	5.44%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00770X741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00770X741

Medalist Partners Short Duration Fund
Institutional Share Class | SEMIX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund had another year of strong relative performance, with the portfolio outperforming the Aggregate Bond Index by approximately 180 basis points (bps) and the 1-3 Yr Government Index by approximately 250 bps.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite the Fed cutting rates twice during the period, the strategy maintained a healthy coupon well in excess of 6%.
POSITIONING
We reduced Government-Sponsored Enterprise (GSE) Credit Risk Transfer (CRT) exposure by nearly one-third, reallocating capital toward alternative sectors offering more compelling risk-reward profiles.
PERFORMANCE
Our roughly 25% allocation to Commercial Mortgage Backed Securities (CMBS)  performed exceptionally well, generating returns of nearly 10%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Medalist Partners Short Duration Fund	PAGE 1	TSR-AR-00770X592

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Share Class	6.94	4.86	3.39
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg 1-3 Year Government Index	5.06	1.71	1.80
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$409,871,363
Number of Holdings	164
Net Advisory Fee	$1,265,547
Portfolio Turnover	86%
30-Day SEC Yield	6.05%
30-Day SEC Yield Unsubsidized	6.09%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 2	TSR-AR-00770X592

Medalist Partners Short Duration Fund
Investor Share Class | SEMRX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund had another year of strong relative performance, with the portfolio outperforming the Aggregate Bond Index by approximately 180 basis points (bps) and the 1-3 Yr Government Index by approximately 250 bps.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite the Fed cutting rates twice during the period, the strategy maintained a healthy coupon well in excess of 6%.
POSITIONING
We reduced Government-Sponsored Enterprise (GSE) Credit Risk Transfer (CRT) exposure by nearly one-third, reallocating capital toward alternative sectors offering more compelling risk-reward profiles.
PERFORMANCE
Our roughly 25% allocation to Commercial Mortgage Backed Securities (CMBS)  performed exceptionally well, generating returns of nearly 10%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Medalist Partners Short Duration Fund	PAGE 1	TSR-AR-00770X618

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Share Class	6.68	4.60	3.15
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg 1-3 Year Government Index	5.06	1.71	1.80
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$409,871,363
Number of Holdings	164
Net Advisory Fee	$1,265,547
Portfolio Turnover	86%
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.83%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 2	TSR-AR-00770X618

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$50,700	$50,700
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ADVISORS SERIES TRUST
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Core Financial Statements
November 30, 2025

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 56.1%
Adamas Trust, Inc., Series 2025-CP1, Class M1, 3.75%, 11/25/2069(a)(b)	$2,250,000	$2,076,704
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027(c)	4,468	4,449
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	2,500,000	2,496,270
Asset Backed Securities Corp. Home Equity, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	62,766	62,814
Banc of America Funding Corp., Series 2006-D, Class 5A2, 5.26%, 05/20/2036(b)	4,697	4,044
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(a)	1,335,000	1,359,653
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 4.55% (1 mo. Term SOFR + 0.59%), 08/25/2036	3,750,000	3,229,261
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/2067(a)(b)	1,845,567	1,789,393
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class WA, 6.60%, 12/25/2034(b)	1,539	1,535
Colony American Finance Ltd.
Series 2019-1, Class D, 4.82%, 03/15/2052(a)	654,952	650,111
Series 2019-1, Class E, 5.75%, 03/15/2052(a)(b)	242,500	245,573
COLT Funding LLC
Series 2021-3, Class B2, 4.12%, 09/27/2066(a)(b)	1,578,000	1,278,614
Series 2021-4, Class B2, 4.14%, 10/25/2066(a)(b)	2,625,000	2,037,142
Series 2021-6, Class B1, 4.13%, 12/25/2066(a)(b)	1,713,000	1,547,351
Series 2022-1, Class B1, 4.15%, 12/27/2066(a)(b)	3,000,000	2,701,610

	Par	Value
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031(b)	$24,173	$4,472
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.77%, 09/25/2034(b)	121,534	114,388
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,175	2,275
Series 2006-OA3, Class 1A1, 4.47% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,072	5,318
Series 2006-OA9, Class 1A1, 4.47% (1 mo. Term SOFR + 0.51%), 07/20/2046	19,435	16,266
Credit Suisse Mortgage Capital Certificates
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050(a)(b)	4,228,000	3,769,385
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050(a)(b)	5,459,650	5,160,027
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065(a)(b)	3,200,000	2,944,035
Series 2021-4, Class B2, 4.43%, 11/25/2066(a)(b)	4,000,000	3,132,124
Eagle Re Ltd., Series 2023-1, Class M1A, 6.07% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	196,320	196,988
Ellington Financial Mortgage Trust
Series 2022-4, Class B1, 5.89%, 09/25/2067(a)(b)	3,000,000	2,979,131
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	1,012,618	998,661
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 11.22% (30 day avg SOFR US + 6.86%), 02/25/2040(a)	2,000,000	2,109,319
Series 2023-R07, Class 2M2, 7.32% (30 day avg SOFR US + 3.25%), 09/25/2043(a)	3,500,000	3,632,551

The accompanying notes are an integral part of these financial statements.

1

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — (Continued)
Series 2024-R01, Class 1B1, 6.77% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	$1,000,000	$1,028,756
Series 2024-R01, Class 1B2, 8.07% (30 day avg SOFR US + 4.00%), 01/25/2044(a)	1,000,000	1,059,168
Series 2024-R03, Class 2B1, 6.87% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,500,000	1,550,242
Federal Home Loan Mortgage Corp., Series 2017-SC01, Class M2, 3.65%, 12/25/2046(a)(b)	595,000	551,777
FIGRE Trust 2023-HE1
Series 2024-HE4, Class B, 5.25%, 09/25/2054(a)(b)	746,904	751,755
Series 2025-HE3, Class C, 5.91%, 05/25/2055(a)(b)	1,111,603	1,125,552
Series 2025-HE6, Class D, 6.04%, 09/25/2055(a)(b)	1,000,000	1,006,885
Series 2025-HE6, Class E, 6.62%, 09/25/2055(a)(b)	1,330,000	1,357,268
Series 2025-HE8, Class D, 6.30%, 11/25/2055(a)(b)	1,500,000	1,507,500
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.93%, 03/25/2048(a)(b)	1,463,000	1,077,277
Series 2019-1INV, Class B2A, 4.50%, 10/25/2049(a)(b)	3,015,274	2,889,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.30%, 11/25/2057(b)	3,112,554	1,215,195
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2019-FTR3, Class B2, 9.10% (30 day avg SOFR US + 4.91%), 09/25/2047(a)	2,533,500	2,785,510
Series 2020-HQA1, Class B2, 9.29% (30 day avg SOFR US + 5.21%), 01/25/2050(a)	2,300,000	2,565,729

	Par	Value
Series 2024-DNA2, Class M2, 5.77% (30 day avg SOFR US + 1.70%), 05/25/2044(a)	$1,300,000	$1,305,804
FRTKL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038(a)	2,811,000	2,757,535
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 4.69% (1 mo. Term SOFR + 0.73%), 10/25/2045	8,703,822	8,155,687
GSAA Trust, Series 2006-5, Class 2A1, 4.21% (1 mo. Term SOFR + 0.25%), 03/25/2036	23,473	7,565
HTAP Trust, Series 2025-1, Class B, 8.00%, 11/25/2042(a)	1,200,000	1,195,504
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055(a)(b)	1,602,000	1,483,044
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.41%, 11/25/2049(a)(b)	1,232,439	1,087,714
Series 2019-5, Class B6, 4.24%, 11/25/2049(a)(b)	3,723,590	2,520,532
Series 2020-2, Class B6Z, 6.85%, 07/25/2050(a)(b)	3,864,437	3,034,692
Series 2021-3, Class A3X, 0.50%, 07/25/2051(a)(b)(d)	51,937,282	1,643,322
Series 2022-INV1, Class B4, 3.29%, 03/25/2052(a)(b)	3,202,008	2,724,039
Series 2023-2, Class B2, 5.60%, 07/25/2053(a)(b)	3,051,755	2,982,255
JPMorgan Chase Bank NA
Series 2020-CL1, Class M4, 8.42% (1 mo. Term SOFR + 4.46%), 10/25/2057(a)	217,730	231,638
Series 2021-CL1, Class M4, 6.82% (30 day avg SOFR US + 2.75%), 03/25/2051(a)	806,541	816,019
Series 2021-CL1, Class M5, 7.92% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	548,969	500,761
Mill City Mortgage Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069(a)(b)	2,245,863	1,979,924

The accompanying notes are an integral part of these financial statements.

2

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — (Continued)
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056(a)(b)	$2,326,000	$1,999,775
Point Securitization Trust
Series 2023-1, Class A1, 6.50%, 11/25/2053(a)(c)	2,686,996	2,703,262
Series 2024-1, Class A1, 6.50%, 06/25/2054(a)	2,892,653	2,898,778
Series 2025-2, Class A2, 7.00%, 09/25/2055(a)(c)	2,150,000	2,155,794
PRKCM Trust, Series 2022-AFC2, Class M1, 6.11%, 08/25/2057(a)(b)	3,080,000	3,080,209
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040(a)	3,917,355	3,823,977
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029(a)(c)	1,763,937	1,769,435
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(c)	1,758,000	1,706,222
RAAC Series, Series 2007-SP1, Class M3, 5.57% (1 mo. Term SOFR + 1.61%), 03/25/2037	2,717,697	2,291,760
Radnor RE Ltd.
Series 2023-1, Class M1A, 6.77% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	334,960	336,836
Series 2023-1, Class M1B, 8.42% (30 day avg SOFR US + 4.35%), 07/25/2033(a)	1,250,000	1,279,695
RALI Trust
Series 2006-QS18, Class 1A1, 4.67% (1 mo. Term SOFR + 0.71%), 12/25/2036	1,844,579	1,609,291
Series 2008-QR1, Class 2A1, 4.57% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,137,255	844,671
RAMP Trust, Series 2007-RS1, Class A3, 4.41% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,228,928
RFSC Trust, Series 2002-RP1, Class A1, 4.93% (1 mo. Term SOFR + 0.97%), 03/25/2033(a)	212,423	210,089

	Par	Value
Rithm Capital Corp.
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058(a)(b)	$2,034,000	$1,877,307
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058(a)(b)	2,203,000	2,061,516
Saluda Grade Mortgage Funding LLC
Series 2025-LOC5, Class M1, 6.15% (1 mo. Term SOFR + 2.20%), 10/25/2055(a)	2,000,000	2,001,495
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	1,393,065	1,403,947
Sequoia Mortgage Trust
Series 2025-2, Class A19, 6.00%, 03/25/2055(a)(b)	1,957,171	1,983,242
Series 2025-5, Class A19, 6.00%, 06/25/2055(a)(b)	2,543,252	2,578,718
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(b)	738,114	738,322
Splitero Trust, Series 2025-1, Class A1, 5.75%, 12/25/2055(a)	3,000,000	2,988,351
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065(a)(b)	1,460,000	1,308,069
Series 2020-INV1, Class B2, 4.26%, 11/25/2055(a)	1,000,000	947,960
Series 2021-SFR1, Class H, 8.52% (1 mo. Term SOFR + 4.56%), 04/17/2038(a)	1,000,000	1,002,175
Series 2021-SFR2, Class H, 8.22% (1 mo. Term SOFR + 4.26%), 01/17/2039(a)	746,643	734,614
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.30%, 11/25/2035(b)	15,517	14,277
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(c)	1,200,000	1,210,013
Towd Point Mortgage Trust
Series 2019-1, Class B2, 3.78%, 03/25/2058(a)(b)	4,000,000	3,154,631
Series 2019-HY1, Class B3, 6.22% (1 mo. Term SOFR + 2.26%), 10/25/2048(a)	6,170,000	6,112,312

The accompanying notes are an integral part of these financial statements.

3

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — (Continued)
Series 2019-HY2, Class B2, 6.32% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	$1,000,000	$1,010,867
Series 2019-HY2, Class B4, 6.32% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	1,836,000	1,603,257
Series 2019-HY3, Class B1, 6.07% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	3,704,000	3,861,640
Series 2019-HY3, Class B2, 6.07% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	3,320,000	3,381,227
Series 2019-HY3, Class B3, 6.07% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	1,106,000	1,009,966
Series 2019-HY3, Class B4, 6.07% (1 mo. Term SOFR + 2.11%), 10/25/2059(a)	1,105,000	945,741
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(b)	443,206	448,731
Series 2024-CES6, Class A2, 6.00%, 11/25/2064(a)(c)	1,500,000	1,526,712
Unlock Hea Trust
Series 2024-2, Class A, 6.50%, 10/25/2039(a)	1,811,389	1,811,542
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	1,883,291	1,882,816
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.21%, 12/25/2051(a)(b)	2,742,607	2,319,081
Verus Securitization Trust
Series 2021-5, Class B2, 3.94%, 09/25/2066(a)(b)	2,000,000	1,547,402
Series 2021-8, Class B2, 4.33%, 11/25/2066(a)(b)	795,000	669,343
Series 2021-R3, Class B2, 4.07%, 04/25/2064(a)(b)	3,609,000	3,500,186
Series 2024-4, Class B2, 8.00%, 06/25/2069(a)(b)	2,000,000	2,022,880
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,477,795	2,380,222
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $200,493,846)		186,425,101

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 35.1%
A10 REIT LLC
Series 2025-FL6, Class D, 7.44% (1 mo. Term SOFR + 3.39%), 05/15/2042(a)	$4,000,000	$3,996,238
Series 2025-FL6, Class E, 8.09% (1 mo. Term SOFR + 4.04%), 05/15/2042(a)	2,000,000	1,998,125
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029(a)(b)	5,000,000	5,163,359
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058(a)(b)	2,917,980	2,642,103
BBCMS Trust, Series 2025-C35, Class C, 6.32%, 07/15/2058(b)	4,500,000	4,580,403
Benchmark Mortgage Trust
Series 2025-B41, Class C, 6.14%, 07/15/2068	4,000,000	4,141,888
Series 2025-B41, Class D, 4.50%, 07/15/2068(a)	5,689,000	4,570,366
Series 2025-V18, Class D, 4.50%, 10/15/2058(a)	3,000,000	2,535,384
BX Trust, Series 2021-BXMF, Class G, 7.42% (1 mo. Term SOFR + 3.46%), 10/15/2026(a)	1,862,187	1,850,875
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039(a)	4,300,000	3,716,422
CRB Securitization Trust, Series 2025-CRE1, Class B, 5.16%, 09/15/2058(a)(b)(e)	5,326,000	5,066,685
Freddie Mac Mscr Trust Mn10, Series 2025-MN10, Class B1, 9.15% (30 day avg SOFR US + 4.95%), 02/25/2045(a)	1,000,000	1,027,942
Freddie Mac Mscr Trust Mn11, Series 2025-MN11, Class B1, 8.47% (30 day avg SOFR US + 4.40%), 07/25/2045(a)	2,250,000	2,281,393
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.58% (30 day avg SOFR US + 4.50%), 11/25/2045(a)	4,000,000	4,031,662

The accompanying notes are an integral part of these financial statements.

4

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — (Continued)
Freddie Mac Mscr Trust Mn2, Series 2021-MN2, Class M2, 7.42% (30 day avg SOFR US + 3.35%), 07/25/2041(a)	$4,370,779	$4,356,181
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 10.04% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	2,950,000	3,136,408
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 7.59% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)	2,075,000	2,083,312
Series 2024-HC3, Class D, 9.29% (1 mo. Term SOFR + 5.33%), 03/15/2041(a)	2,725,000	2,738,710
GS Mortgage Securities Corp. II, Series 2024-MARK, Class D, 7.35% (1 mo. Term SOFR + 3.39%), 06/15/2034(a)	3,150,000	3,150,031
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M3, 7.55%, 10/25/2056(b)	1,222,107	1,248,564
Series 2025-1, Class M4, 9.04%, 06/25/2057(b)	2,964,051	3,088,297
Series 2025-1, Class M5, 9.04%, 06/25/2057(b)	1,989,062	1,917,310
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031(a)	5,846,000	5,370,584
Series 2018-PHH, Class B, 5.47% (1 mo. Term SOFR + 1.51%), 06/15/2035(a)	3,750,000	2,718,034
Series 2021-NYAH, Class D, 5.86% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	3,590,000	3,175,272
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041(a)(b)	3,860,000	4,025,027
Morgan Stanley ABS Capital I, Inc.
Series 2021-230P, Class A, 5.24% (1 mo. Term SOFR + 1.28%), 12/15/2038(a)	2,500,000	2,403,125
Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	3,761,291	3,979,275

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class C, 6.35%, 08/15/2058(b)	$4,596,000	$4,806,368
Series 2025-C35, Class D, 4.50%, 08/15/2058(a)	3,741,000	2,958,599
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	1,150,000	1,015,633
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D, 4.53%, 01/05/2043(a)(b)	4,940,000	3,793,515
SKY Trust 2025-LINE, Series 2025-LINE, Class D, 9.89% (1 mo. Term SOFR + 5.93%), 04/15/2042(a)	2,963,158	2,973,909
WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, 03/15/2040(a)(b)	6,800,000	6,840,899
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class C, 6.01%, 10/15/2058(b)	3,416,000	3,454,338
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $115,868,919)		116,836,236
ASSET-BACKED SECURITIES — 5.8%
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049(a)	2,322,675	2,408,157
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033(a)	4,300,000	4,362,100
Foundation Finance Trust, Series 2024-2A, Class C, 5.32%, 03/15/2050(a)	2,592,971	2,601,180
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)	1,098,248	1,093,216
Navigator Aircraft ABS Ltd., Series 2025-1, Class B, 5.89%, 10/15/2050(a)	2,985,772	3,002,065
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	2,820,000	2,800,538

The accompanying notes are an integral part of these financial statements.

5

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	$1,583,133	$1,538,690
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(a)	1,436,234	1,468,176
TOTAL ASSET-BACKED SECURITIES (Cost $18,906,414)		19,274,122
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.7%
Fannie Mae Grantor Trust
Series 2003-T2, Class A1, 4.47% (30 day avg SOFR US + 0.39%), 03/25/2033	14,911	14,794
Series 2004-T3, Class 2A, 5.43%, 08/25/2043(f)	17,711	17,840
Fannie Mae Whole Loan, Series 2007-W8, Class 1A5, 6.57%, 09/25/2037(f)	4,791	4,806
FARM Mortgage Trust, Series 2024-2, Class B, 5.59%, 08/01/2054(a)(f)	2,282,128	2,080,516
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	2,991	3,027
FNMA REMIC Trust, Series 2007-30, Class ZM, 4.25%, 04/25/2037(g)	68,437	66,343
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,141,195)		2,187,326
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0%(h)
Federal National Mortgage Association, Series 2006-M1, Class IO, 0.22%, 03/25/2036(b)(d)(j)(k)	408,620	7
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042(b)(d)(j)(k)	4,745	1
Series 2005-23, Class IO, 0.00%, 06/17/2045(b)(d)(j)	90,868	0(i)

	Par	Value
Series 2006-68, Class IO, 0.46%, 05/16/2046(b)(d)(k)	$23,848	$1
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $949)		9

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 4.2%
First American Government Obligations Fund - Class X, 3.92%(j)	14,077,767	14,077,767
TOTAL MONEY MARKET FUNDS (Cost $14,077,767)		14,077,767
TOTAL INVESTMENTS — 101.9% (Cost $351,489,090)		338,800,561
Liabilities in Excess of Other Assets - (1.9)%		(6,455,434)
TOTAL NET ASSETS — 100.0%		$332,345,127

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $279,186,389 or 84.0% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,066,685 or 1.5% of net assets as of November 30, 2025.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

6

MEDALIST PARTNERS MBS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)
(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2025.

(h)	Represents less than 0.05% of net assets.
(i)	Rounds to zero.
(j)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(k)	This security is illiquid as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 24.6%
Ashford Hospitality Trust, Inc., Series 2018-KEYS, Class E, 8.41% (1 mo. Term SOFR + 4.45%), 06/15/2035(a)	$6,465,823	$6,398,994
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029(a)(b)	4,000,000	4,130,687
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058(a)(b)	4,376,971	3,963,155
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 5.81% (1 mo. Term SOFR + 1.85%), 02/15/2042(a)	6,000,000	6,003,716
BBCMS Trust, Series 2019-BWAY, Class A, 5.03% (1 mo. Term SOFR + 1.07%), 11/15/2034(a)	1,290,479	818,809
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 5.63% (1 mo. Term SOFR + 1.66%), 05/15/2038(a)	6,000,000	5,895,912
Series 2021-FL4, Class C, 5.83% (1 mo. Term SOFR + 1.86%), 05/15/2038(a)	3,000,000	2,918,805
Series 2021-FL4, Class D, 6.33% (1 mo. Term SOFR + 2.36%), 05/15/2038(a)	3,500,000	3,375,446
Series 2025-FL5, Class AS, 6.06% (1 mo. Term SOFR + 2.10%), 10/18/2042(a)	4,500,000	4,473,490
BSPDF Issuer Ltd., Series 2025-FL2, Class E, 8.90% (1 mo. Term SOFR + 4.94%), 12/15/2042(a)	3,750,000	3,812,320
BX Trust
Series 2021-BXMF, Class G, 7.42% (1 mo. Term SOFR + 3.46%), 10/15/2026(a)	1,718,942	1,708,500
Series 2021-XL2, Class G, 6.92% (1 mo. Term SOFR + 2.96%), 10/15/2038(a)	2,741,048	2,736,445
BXHPP Trust, Series 2021-FILM, Class A, 4.72% (1 mo. Term SOFR + 0.76%), 08/15/2036(a)	5,000,000	4,849,955

	Par	Value
BXMT Ltd., Series 2020-FL2, Class C, 5.98% (1 mo. Term SOFR + 2.01%), 02/15/2038(a)	$5,050,000	$4,992,703
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.58% (30 day avg SOFR US + 4.50%), 11/25/2045(a)	3,000,000	3,023,746
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 10.04% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	2,550,000	2,711,132
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 7.59% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)	2,925,000	2,936,718
Series 2024-HC3, Class C, 8.39% (1 mo. Term SOFR + 4.43%), 03/15/2041(a)	5,000,000	5,037,061
Series 2024-HC3, Class D, 9.29% (1 mo. Term SOFR + 5.33%), 03/15/2041(a)	2,175,000	2,185,943
Harvest Commercial Capital Loan Trust, Series 2024-1, Class M3, 7.55%, 10/25/2056(b)	1,710,950	1,747,990
HGI CRE CLO Ltd., Series 2021-FL2, Class E, 6.52% (1 mo. Term SOFR + 2.56%), 09/17/2036(a)	2,038,000	2,039,052
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 5.86% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	1,400,000	1,238,268
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class M1, 4.57% (1 mo. Term SOFR + 0.61%), 03/25/2037(a)	2,232,907	2,063,743
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041(a)(b)	2,500,000	2,606,882
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 6.57% (1 mo. Term SOFR + 2.61%), 07/15/2036(a)	1,000,000	998,263

The accompanying notes are an integral part of these financial statements.

8

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — (Continued)
Series 2021-FL7, Class E, 6.87% (1 mo. Term SOFR + 2.91%), 10/16/2036(a)	$1,700,000	$1,653,782
Series 2025-FL19, Class E, 7.90% (1 mo. Term SOFR + 3.94%), 05/18/2042(a)	3,100,000	3,102,350
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 5.24% (1 mo. Term SOFR + 1.28%), 12/15/2038(a)	3,150,000	3,027,937
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	2,000,000	1,766,317
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class B, 3.69%, 09/13/2039(a)	3,000,000	2,824,592
Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.69% (30 day avg SOFR US + 7.61%), 03/25/2050(a)	2,250,000	2,335,203
Series 2025-01, Class B1, 9.27% (30 day avg SOFR US + 5.20%), 05/25/2055(a)	3,500,000	3,663,027
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $101,510,981)		101,040,943
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 22.1%
Angel Oak Mortgage Trust LLC, Series 2021-3, Class M1, 2.48%, 05/25/2066(a)(b)	620,000	459,272
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029(b)	86,567	5,142
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061(a)(b)(c)	544,743	438,934

	Par	Value
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062(a)(b)	$1,921,148	$1,894,515
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.42% (30 day avg SOFR US + 1.35%), 02/25/2050(a)	983,334	955,514
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067(a)(d)	814,488	812,353
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066(a)(b)	1,170,457	1,012,156
Eagle Re Ltd., Series 2023-1, Class M1A, 6.07% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	208,742	209,452
EASY Trust, Series 2025-RTL1, Class A1, 6.46%, 05/25/2040(a)(d)	2,000,000	2,032,044
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	1,288,786	1,271,023
FIGRE Trust 2023-HE1
Series 2024-HE5, Class A, 5.44%, 10/25/2054(a)(b)	1,526,121	1,527,569
Series 2025-HE2, Class A, 5.78%, 03/25/2055(a)(b)	1,854,229	1,885,104
Series 2025-HE3, Class C, 5.91%, 05/25/2055(a)(b)	1,333,924	1,350,662
Series 2025-HE4, Class C, 5.71%, 07/25/2055(a)(b)	1,802,734	1,804,144
GCAT, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057(a)(b)	1,912,972	1,850,999
HTAP Trust, Series 2025-1, Class A, 6.50%, 11/25/2042(a)	4,680,660	4,712,539
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029(d)	897	892
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.59%, 04/25/2046(a)(b)	2,013,058	1,971,816

The accompanying notes are an integral part of these financial statements.

9

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — (Continued)
Series 2019-6, Class B3, 4.24%, 12/25/2049(a)(b)	$3,706,941	$3,530,334
Series 2023-HE3, Class A1, 5.70% (30 day avg SOFR US + 1.60%), 05/20/2054(a)	613,860	624,715
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.87% (30 day avg SOFR US + 1.80%), 03/25/2051(a)	962,646	961,669
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 01/25/2029(a)(d)	3,500,000	3,520,819
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068(a)(d)	1,549,463	1,566,460
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029(a)(d)	1,500,000	1,515,616
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055(a)	1,428,139	1,442,302
Series 2025-2, Class A1, 5.75%, 09/25/2055(a)(d)	3,000,000	3,003,578
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058(a)(d)	2,267,181	2,287,648
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039(a)	3,000,000	2,987,120
Radnor RE Ltd., Series 2023-1, Class M1A, 6.77% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	334,960	336,836
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	2,750,000	2,719,772
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063(a)(d)	608,276	617,001
Saluda Grade Mortgage Funding LLC
Series 2024-RTL4, Class A1, 7.50%, 02/25/2030(a)(d)	2,000,000	2,006,820
Series 2025-LOC4, Class M1, 6.34% (30 day avg SOFR US + 2.30%), 06/25/2055(a)	1,000,000	1,005,442
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(d)	1,592,074	1,604,511

	Par	Value
Sequoia Mortgage Trust, Series 2025-3, Class A2, 5.50%, 04/25/2055(a)(b)	$1,605,594	$1,619,643
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(b)	738,114	738,322
Toorak Mortgage Trust
Series 2024-2, Class A2, 8.65%, 10/25/2031(a)(d)	3,000,000	3,047,949
Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(d)	3,738,000	3,769,191
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.32% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	2,000,000	2,021,733
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(b)	1,181,884	1,196,616
Unison Mortgage Trust, Series 2023-2, Class A, 6.50%, 11/25/2053(a)(e)	2,253,911	2,229,299
Unlock Hea Trust
Series 2024-1, Class A, 7.00%, 04/25/2039(a)	3,707,181	3,706,365
Series 2024-2, Class A, 6.50%, 10/25/2039(a)	4,528,472	4,528,856
Series 2025-1, Class A, 6.75%, 07/25/2041(a)	4,404,172	4,451,958
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	1,090,326	1,090,052
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 6.49%, 11/27/2051(a)(d)	3,966,467	3,971,920
Series 2021-NP11, Class A1, 5.87%, 08/25/2051(a)(d)	749,849	750,273
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(c)(d)	1,691,866	1,696,436
Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, 12/25/2068(a)(d)	1,237,586	1,259,077
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(d)	609,980	623,211
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $89,849,200)		90,625,674

The accompanying notes are an integral part of these financial statements.

10

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 19.7%
ACHV ABS TRUST
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	$4,749,208	$4,803,963
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	1,156,751	1,173,779
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	3,070,601	3,113,086
Bayview Opportunity Master Fund VII 2024-EDU1 LLC, Series 2024-EDU1, Class A, 5.52% (30 day avg SOFR US + 1.45%), 06/25/2047(a)	1,493,362	1,505,942
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029(a)	4,000,000	4,138,606
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF, 3.95%, 01/25/2033(d)	1	1
Flagship Credit Auto Trust
Series 2019-3, Class E, 3.84%, 12/15/2026(a)	481,721	481,417
Series 2021-4, Class C, 1.96%, 12/15/2027(a)	5,172,847	5,126,215
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043(a)	3,035,774	3,263,701
Gracie Point International Funding, Series 2025-1A, Class A, 5.71% (30 day avg SOFR US + 1.50%), 08/15/2028(a)	3,540,000	3,543,190
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)	2,170,268	2,160,326
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 07/20/2029(a)	6,180,000	6,228,438
Series 2024-2A, Class B, 7.43%, 07/20/2029(a)	3,460,000	3,492,456
Oportun Financial Corp.
Series 2021-B, Class B, 1.96%, 05/08/2031(a)	898,994	882,621
Series 2025-C, Class B, 4.93%, 07/08/2033(a)	2,400,000	2,411,523

	Par	Value
Series 2025-C, Class D, 5.91%, 07/08/2033(a)	$2,000,000	$2,012,094
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	1,661,082	1,689,601
Pagaya AI Debt Selection Trust
Series 2022-5, Class B, 10.31%, 06/17/2030(a)	882,271	901,185
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,550,480	1,556,998
Series 2023-8, Class A, 7.30%, 06/16/2031(a)	723,995	735,308
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	1,810,156	1,848,210
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	1,978,200	1,992,783
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	2,163,298	2,198,281
Series 2024-6, Class C, 7.07%, 11/15/2031(a)	4,318,855	4,352,505
Series 2024-8, Class A, 5.33%, 01/15/2032(a)	518,242	520,878
Series 2025-5, Class B, 5.44%, 03/15/2033(a)	5,350,000	5,406,887
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.69% (30 day avg SOFR US + 0.61%), 01/25/2041	52,082	51,275
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	2,242,621	2,104,879
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	4,584,733	4,592,335
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	1,961,194	1,906,139
Upgrade Master Pass-Thru Trust, Series 2025-ST3, Class A, 5.98%, 06/15/2032(a)	4,116,399	4,165,384
Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 06/20/2033(a)	2,431,287	2,448,186
TOTAL ASSET-BACKED SECURITIES (Cost $80,402,894)		80,808,192

The accompanying notes are an integral part of these financial statements.

11

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 19.1%
Antares CLO Ltd., Series 2021-1A, Class A1R, 5.31% (3 mo. Term SOFR + 1.42%), 10/25/2038(a)	$5,000,000	$4,998,750
Battalion CLO Ltd., Series 2016-10A, Class A1R2, 5.30% (3 mo. Term SOFR + 1.43%), 01/25/2035(a)	4,750,000	4,753,154
BCC Middle Market CLO LLC
Series 2018-1A, Class A1R, 6.13% (3 mo. Term SOFR + 2.25%), 04/20/2036(a)	5,000,000	5,021,670
Series 2019-1A, Class A1RR, 5.35% (3 mo. Term SOFR + 1.45%), 07/15/2036(a)	4,000,000	3,987,976
Series 2023-2A, Class A1, 6.37% (3 mo. Term SOFR + 2.50%), 10/21/2035(a)	2,500,000	2,509,853
Series 2024-1A, Class A1, 5.63% (3 mo. Term SOFR + 1.75%), 07/17/2036(a)	4,000,000	4,011,948
BCRED BSL CLO Ltd., Series 2023-1A, Class A, 6.18% (3 mo. Term SOFR + 2.30%), 01/20/2036(a)	3,375,000	3,387,377
Blackrock CLO Ltd., Series 2022-1A, Class AR, 5.50% (3 mo. Term SOFR + 1.60%), 01/15/2038(a)	3,750,000	3,761,899
Cerberus Loan Funding LP
Series 2023-2A, Class A1, 6.45% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)	1,500,000	1,505,348
Series 2024-4A, Class AN, 5.55% (3 mo. Term SOFR + 1.65%), 10/15/2036(a)	3,000,000	3,007,626
Crown Point CLO Ltd., Series 2018-4A, Class A, 5.25% (3 mo. Term SOFR + 1.36%), 04/20/2031(a)	73,559	73,590
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.70% (3 mo. Term SOFR + 1.80%), 07/15/2036(a)	3,000,000	3,009,785
Fortress Credit Opportunities, Series 2024-23A, Class A1T, 6.10% (3 mo. Term SOFR + 2.20%), 04/15/2036(a)	5,000,000	5,017,768

	Par	Value
HLEND CLO LLC, Series 2023-1A, Class A1R, 5.30% (3 mo. Term SOFR + 1.44%), 10/22/2038(a)	$3,000,000	$3,000,000
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.35% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)	3,650,000	3,651,639
LCM LP, Series 33A, Class AR, 5.06% (3 mo. Term SOFR + 1.18%), 07/20/2034(a)	4,000,000	3,998,992
Monroe Capital MML CLO Ltd., Series 2019-1A, Class AR, 5.64% (3 mo. Term SOFR + 1.76%), 11/22/2033(a)	3,000,000	3,002,515
Owl Rock CLO Ltd.
Series 2020-3A, Class AR, 5.73% (3 mo. Term SOFR + 1.85%), 04/20/2036(a)	3,220,000	3,215,808
Series 2022-7A, Class AR, 5.28% (3 mo. Term SOFR + 1.40%), 04/20/2038(a)	4,400,000	4,362,688
Sound Point CLO Ltd., Series 2019-2A, Class AR, 5.34% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)	5,750,000	5,757,550
THL Credit Lake Shore MM CLO Ltd., Series 2021-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.70%), 01/15/2037(a)	4,500,000	4,486,046
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 4.99% (3 mo. Term SOFR + 1.11%), 10/20/2034(a)	1,750,000	1,751,716
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,408,201)		78,273,698
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 11.8%
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1M2, 8.12% (30 day avg SOFR US + 3.76%), 02/25/2040(a)	1,983,000	2,048,811
Series 2021-R01, Class 1B1, 7.17% (30 day avg SOFR US + 3.10%), 10/25/2041(a)	1,150,000	1,172,828

The accompanying notes are an integral part of these financial statements.

12

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — (Continued)
Series 2021-R01, Class 1M2, 5.62% (30 day avg SOFR US + 1.55%), 10/25/2041(a)	$1,042,055	$1,049,821
Series 2021-R02, Class 2M2, 6.07% (30 day avg SOFR US + 2.00%), 11/25/2041(a)	1,789,645	1,799,278
Series 2023-R01, Class 1M2, 7.82% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,000,000	1,052,780
Series 2023-R04, Class 1M2, 7.62% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,750,000	2,896,137
Series 2024-R01, Class 1B1, 6.77% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	1,200,000	1,234,508
Series 2024-R02, Class 1B1, 6.57% (30 day avg SOFR US + 2.50%), 02/25/2044(a)	2,350,000	2,406,501
Series 2024-R03, Class 2B1, 6.87% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,000,000	1,033,495
Series 2024-R03, Class 2M2, 6.02% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	1,000,000	1,008,098
Series 2024-R05, Class 2B1, 6.07% (30 day avg SOFR US + 2.00%), 07/25/2044(a)	2,596,000	2,622,377
Series 2025-R01, Class 1M2, 5.57% (30 day avg SOFR US + 1.50%), 01/25/2045(a)	2,500,000	2,509,745
Federal National Mortgage Association, Series 2025-30, Class BA, 5.00%, 04/25/2052	1,624,280	1,620,448
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048(a)(f)	29,416	28,660
Series 2020-HQA5, Class B1, 8.07% (30 day avg SOFR US + 4.00%), 11/25/2050(a)	1,350,000	1,488,991
Series 2021-DNA1, Class B1, 6.72% (30 day avg SOFR US + 2.65%), 01/25/2051(a)	1,060,000	1,104,428

	Par	Value
Series 2021-DNA2, Class B1, 7.47% (30 day avg SOFR US + 3.40%), 08/25/2033(a)	$2,060,000	$2,258,314
Series 2021-DNA5, Class B1, 7.12% (30 day avg SOFR US + 3.05%), 01/25/2034(a)	2,000,000	2,127,297
Series 2021-DNA6, Class M2, 5.57% (30 day avg SOFR US + 1.50%), 10/25/2041(a)	1,171,708	1,177,411
Series 2021-HQA4, Class B2, 11.07% (30 day avg SOFR US + 7.00%), 12/25/2041(a)	2,000,000	2,112,048
Series 2022-DNA1, Class M2, 6.57% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	2,500,000	2,531,535
Series 2022-DNA3, Class M1B, 6.97% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	7,500,000	7,716,605
Series 2022-DNA4, Class M1B, 7.42% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	4,163,000	4,301,257
Series 2023-HQA2, Class M2, 7.92% (30 day avg SOFR US + 3.85%), 06/25/2043(a)	1,000,000	1,047,911
Government National Mortgage Association, Series 2008-55, Class WT, 5.52%, 06/20/2037(f)	4,177	4,177
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $47,107,547)		48,353,461
CORPORATE BONDS — 0.5%
Financial — 0.5%
Korth Direct Mortgage, Inc., 11.60%, 02/25/2026(a)(d)(e)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $2,000,000)		1,891,250

The accompanying notes are an integral part of these financial statements.

13

MEDALIST PARTNERS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0%(g)
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049(b)(h)	$246,119	$142
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,558)		142

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.6%
First American Government Obligations Fund - Class X, 3.92%(i)	10,647,773	10,647,773
TOTAL MONEY MARKET FUNDS (Cost $10,647,773)		10,647,773
TOTAL INVESTMENTS — 100.4% (Cost $409,928,154)		411,641,133
Liabilities in Excess of Other Assets — (0.4)%		(1,769,770)
TOTAL NET ASSETS — 100.0%		$409,871,363

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $397,563,293 or 97.0% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(c)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2025.

(d)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,120,549 or 1.0% of net assets as of November 30, 2025.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

MEDALIST PARTNERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
ASSETS:
Investments, at value	$338,800,561	$411,641,133
Interest receivable	1,247,480	1,502,786
Receivable for fund shares sold	47	1,126,574
Prepaid expenses and other assets	32,697	35,128
Total assets	340,080,785	414,305,621
LIABILITIES:
Payable for investments purchased	6,616,383	3,029,444
Distributions payable	494,808	559,712
Payable for capital shares redeemed	241,233	489,381
Payable to adviser	165,070	130,566
Payable for distribution and shareholder servicing fees	83,140	99,119
Payable for fund administration and accounting fees	62,063	67,705
Payable for transfer agent fees and expenses	19,039	11,089
Payable for trustees fees and expenses	9,025	8,626
Payable for custodian fees	5,706	6,782
Payable for compliance fees	2,080	2,080
Payable for expenses and other liabilities	37,111	29,754
Total liabilities	7,735,658	4,434,258
NET ASSETS	$332,345,127	$409,871,363
NET ASSETS CONSISTS OF:
Paid-in capital	$773,234,494	$433,911,587
Total accumulated losses	(440,889,367)	(24,040,224)
Total net assets	$332,345,127	$409,871,363
Class A
Net assets	$7,991,162	$—
Shares issued and outstanding(a)	910,491	—
Net asset value per share	$8.78	$—
Max offering price per share (Net asset value per share dividend by 0.98)(1)	$8.96	$—
Institutional Class
Net assets	$300,460,998	$357,429,228
Shares issued and outstanding(a)	34,392,872	37,410,574
Net asset value per share	$8.74	$9.55
Investor Shares
Net assets	$23,892,967	$52,442,135
Shares issued and outstanding(a)	2,728,152	5,485,043
Net asset value per share	$8.76	$9.56
COST:
Investments, at cost	$351,489,090	$409,928,154

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

15

MEDALIST PARTNERS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
INVESTMENT INCOME:
Interest income	$22,317,127	$23,631,144
Total investment income	22,317,127	23,631,144
EXPENSES:
Investment advisory fee	1,895,526	1,244,807
Fund administration and accounting fees	349,578	363,853
Sub-transfer agency expenses (Note 4)	198,670	213,080
Transfer agent fees	110,502	87,569
Distribution expenses - Investor Shares	58,391	96,720
Distribution expenses - Class A	19,070	—
Federal and state registration fees	62,500	56,690
Custodian fees	35,875	34,453
Audit fees	31,830	29,602
Trustees’ fees	27,871	27,471
Reports to shareholders	16,639	15,877
Interest expense	12,543	—
Compliance fees	12,496	12,496
Legal fees	5,063	5,231
Other expenses and fees	20,394	22,766
Total expenses	2,856,948	2,210,615
Expense recoupment by Adviser	73,492	20,740
Net expenses	2,930,440	2,231,355
Net investment income (loss)	19,386,687	21,399,789
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,217,848	1,335,493
Net realized gain (loss)	1,217,848	1,335,493
Net change in unrealized appreciation (depreciation) on:
Investments	4,672,292	999,980
Net change in unrealized appreciation (depreciation)	4,672,292	999,980
Net realized and unrealized gain (loss)	5,890,140	2,335,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,276,827	$23,735,262

The accompanying notes are an integral part of these financial statements.

16

MEDALIST PARTNERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Medalist Partners MBS Total Return Fund		Medalist Partners Short Duration Fund
	Year Ended November 30,		Year Ended November 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$19,386,687	$15,322,365	$21,399,789	$18,399,973
Net realized gain (loss)	1,217,848	1,321,386	1,335,493	1,122,746
Net change in unrealized appreciation (depreciation)	4,672,292	15,973,165	999,980	5,403,088
Net increase (decrease) in net assets from operations	25,276,827	32,616,916	23,735,262	24,925,807
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(464,476)	(414,745)	—	—
From earnings - Institutional Class	(18,115,121)	(14,108,283)	(19,661,610)	(17,558,338)
From earnings - Investor Shares	(1,428,586)	(1,105,652)	(2,302,761)	(1,246,542)
Total distributions to shareholders	(20,008,183)	(15,628,680)	(21,964,371)	(18,804,880)
CAPITAL TRANSACTIONS:
Shares sold - Class A	2,961,013	3,378,255	—	—
Shares issued in reinvestment of distributions - Class A	433,630	402,504	—	—
Shares redeemed - Class A	(2,683,207)	(1,407,123)	—	—
Shares sold - Institutional Class	198,716,051	228,034,581	303,567,475	139,279,283
Shares issued in reinvestment of distributions - Institutional Class	12,589,501	9,690,423	14,015,674	12,838,104
Shares redeemed - Institutional Class	(187,730,390)	(160,308,470)	(208,950,786)	(140,030,397)
Shares sold - Investor Shares	13,053,529	21,061,190	43,927,751	16,843,091
Shares issued in reinvestment of distributions - Investor Shares	1,241,141	950,860	1,904,978	1,094,217
Shares redeemed - Investor Shares	(15,943,706)	(11,110,506)	(20,881,494)	(5,592,296)
Net increase (decrease) in net assets from capital transactions	22,637,562	90,691,714	133,583,598	24,432,002
NET INCREASE (DECREASE) IN NET ASSETS	27,906,206	107,679,950	135,354,489	30,552,929
NET ASSETS:
Beginning of the year	304,438,921	196,758,971	274,516,874	243,963,945
End of the year	$332,345,127	$304,438,921	$409,871,363	$274,516,874

The accompanying notes are an integral part of these financial statements.

17

MEDALIST PARTNERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Medalist Partners MBS Total Return Fund		Medalist Partners Short Duration Fund
	Year Ended November 30,		Year Ended November 30,
	2025	2024	2025	2024
SHARES TRANSACTIONS
Shares sold - Class A	343,143	408,725	—	—
Shares issued in reinvestment of distributions - Class A	50,138	47,962	—	—
Shares redeemed - Class A	(310,299)	(169,027)	—	—
Shares sold - Institutional Class	23,145,509	27,327,494	31,838,585	14,818,270
Shares issued in reinvestment of distributions - Institutional Class	1,462,468	1,158,653	1,469,381	1,362,472
Shares redeemed - Institutional Class	(21,922,207)	(19,475,077)	(21,922,319)	(14,824,693)
Shares sold - Investor Shares	1,517,692	2,498,326	4,603,055	1,783,926
Shares issued in reinvestment of distributions - Investor Shares	143,863	113,375	199,549	115,912
Shares redeemed - Investor Shares	(1,857,015)	(1,326,366)	(2,188,029)	(592,598)
Total increase (decrease) in shares outstanding	2,573,292	10,584,065	14,000,222	2,663,289

The accompanying notes are an integral part of these financial statements.

18

MEDALIST PARTNERS MBS TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.62	$7.94	$7.88	$9.64	$9.08
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.51	0.56	0.66	0.39	0.26
Net realized and unrealized gain (loss) on investments(b)	0.18	0.70	0.12	(1.73)	0.59
Total from investment operations	0.69	1.26	0.78	(1.34)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.58)	(0.72)	(0.42)	(0.29)
Total distributions	(0.53)	(0.58)	(0.72)	(0.42)	(0.29)
Net asset value, end of year	$8.78	$8.62	$7.94	$7.88	$9.64
Total return	8.24%	16.27%	10.26%	−14.15%	9.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$7,991	$7,134	$4,288	$4,586	$8,810
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.13%	1.20%	1.17%	1.12%	1.05%
After expense reimbursement/ recoupment	1.15%	1.17%	1.17%	1.12%	1.05%
Ratio of dividends on securities sold short, interest and borrowing expense to average net assets	0.00%(c)	0.02%	0.04%	0.05%	0.00%(c)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense	1.15%	1.15%	1.13%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets	5.91%	6.71%	8.22%	4.05%	2.77%
Portfolio turnover rate	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

19

MEDALIST PARTNERS MBS Total return FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.58	$7.91	$7.86	$9.61	$9.05
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.53	0.58	0.69	0.39	0.29
Net realized and unrealized gain (loss) on investments(b)	0.18	0.69	0.10	(1.69)	0.59
Total from investment operations	0.71	1.27	0.79	(1.30)	0.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.60)	(0.74)	(0.45)	(0.32)
Total distributions	(0.55)	(0.60)	(0.74)	(0.45)	(0.32)
Net asset value, end of year	$8.74	$8.58	$7.91	$7.86	$9.61
Total return	8.52%	16.46%	10.44%	−13.87%	9.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$300,461	$272,150	$179,483	$318,235	$1,125,605
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.88%	0.95%	0.92%	0.87%	0.80%
After expense reimbursement/ recoupment	0.90%	0.92%	0.92%	0.87%	0.80%
Ratio of dividends on securities sold short, interest and borrowing expense to average net assets	0.00%(c)	0.02%	0.04%	0.05%	0.00%(c)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense	0.90%	0.90%	0.88%	0.82%	0.80%
Ratio of net investment income (loss) to average net assets	6.16%	6.94%	8.67%	4.30%	3.02%
Portfolio turnover rate	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

20

MEDALIST PARTNERS MBS Total return FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.60	$7.93	$7.87	$9.63	$9.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.51	0.56	0.67	0.38	0.26
Net realized and unrealized gain (loss) on investments(b)	0.18	0.69	0.11	(1.71)	0.59
Total from investment operations	0.69	1.25	0.78	(1.33)	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.58)	(0.72)	(0.43)	(0.29)
Total distributions	(0.53)	(0.58)	(0.72)	(0.43)	(0.29)
Net asset value, end of year	$8.76	$8.60	$7.93	$7.87	$9.63
Total return	8.24%	16.15%	10.28%	−14.16%	9.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$23,893	$25,155	$12,988	$17,668	$54,546
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.13%	1.20%	1.17%	1.12%	1.05%
After expense reimbursement/ recoupment	1.15%	1.17%	1.17%	1.12%	1.05%
Ratio of dividends on securities sold short, interest and borrowing expense to average net assets	0.00%(c)	0.02%	0.04%	0.05%	0.00%(c)
Ratio of operational expenses to average net assets excluding dividends on securities sold short, interest, and borrowing expense	1.15%	1.15%	1.13%	1.07%	1.05%
Ratio of net investment income (loss) to average net assets	5.91%	6.71%	8.40%	4.05%	2.77%
Portfolio turnover rate	74%	30%	36%	13%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

21

MEDALIST PARTNERS SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.50	$9.30	$9.10	$9.63	$9.55
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.58	0.60	0.58	0.25	0.17
Net realized and unrealized gain (loss) on investments(b)	0.06	0.22	0.20	(0.50)	0.08
Total from investment operations	0.64	0.82	0.78	(0.25)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.62)	(0.58)	(0.28)	(0.17)
Total distributions	(0.59)	(0.62)	(0.58)	(0.28)	(0.17)
Net asset value, end of year	$9.55	$9.50	$9.30	$9.10	$9.63
Total return	6.94%	9.06%	8.85%	−2.66%	2.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$357,429	$247,228	$229,416	$177,641	$269,554
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.59%	0.66%	0.66%	0.66%	0.62%
After expense reimbursement/ recoupment	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of dividends on securities sold short, interest and borrowing expense on securities sold short to average net assets	0.00%(c)	0.00%(c)	0.00%(c)	0.01%	0.00%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	6.04%	6.42%	6.31%	2.64%	1.75%
Portfolio turnover rate	86%	86%	43%	42%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

22

MEDALIST PARTNERS SHORT DURATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.51	$9.31	$9.11	$9.63	$9.56
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.55	0.58	0.56	0.21	0.14
Net realized and unrealized gain (loss) on investments(b)	0.07	0.21	0.20	(0.48)	0.08
Total from investment operations	0.62	0.79	0.76	(0.27)	0.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.59)	(0.56)	(0.25)	(0.15)
Total distributions	(0.57)	(0.59)	(0.56)	(0.25)	(0.15)
Net asset value, end of year	$9.56	$9.51	$9.31	$9.11	$9.63
Total return	6.68%	8.79%	8.57%	−2.80%	2.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$52,442	$27,289	$14,548	$19,655	$44,379
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.84%	0.91%	0.91%	0.91%	0.87%
After expense reimbursement/ recoupment	0.85%	0.85%	0.85%	0.86%	0.85%
Ratio of dividends on securities sold short, interest and borrowing expense on securities sold short to average net assets	0.00%(c)	0.00%(c)	0.00%(c)	0.01%	0.00%(c)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.79%	6.17%	6.03%	2.39%	1.50%
Portfolio turnover rate	86%	86%	43%	42%	83%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

23

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025
NOTE 1 – ORGANIZATION
The Medalist Partners MBS Total Return Fund and the Medalist Partners Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Medalist Partners MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation. The investment objective of the Medalist Partners Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital. Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares. The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load. The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013, and the Class A shares commenced operations on December 18, 2015. The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations. Distributions to shareholders are recorded on the ex-dividend date.

24

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly. The Funds distribute any realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities except for five securities in the Total Return Fund and all securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program. At November 30, 2025, the Total Return Fund held $9 or 0.0% in 144A securities classified as illiquid. Other restricted investments held by the Funds at November 30, 2025 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications made in the Funds for the year ended November 30, 2025.

F.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of November 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

25

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Each independent pricing service typically values securities based on one or more inputs as described below. Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values are generally categorized as level 3.
Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other

26

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Medalist Partners, LP (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2025:
Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments
Non-Agency Residential Mortgage Backed Securities	$—	$186,425,101	$—	$186,425,101
Non-Agency Commercial Mortgage Backed Securities	—	111,769,551	5,066,685	116,836,236
Asset Backed Securities	—	19,274,122	—	19,274,122
Agency Residential Mortgage-Backed Securities	—	2,187,326	—	2,187,326
Agency Commercial Mortgage Backed Securities	—	9	—	9
Money Market Fund	14,077,767	—	—	14,077,767
Total Investments	$14,077,767	$319,656,109	$5,066,685	$338,800,561

27

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
Short Duration Fund

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$—	$101,040,943	$—	$101,040,943
Non-Agency Residential Mortgage Backed Securities	—	88,396,375	2,229,299	90,625,674
Asset Backed Securities	—	80,808,192	—	80,808,192
Collateralized Loan Obligations	—	78,273,698	—	78,273,698
Agency Residential Mortgage Backed Securities	—	48,353,461	—	48,353,461
Corporate Bond	—	—	1,891,250	1,891,250
Agency Commercial Mortgage Backed Securities	—	142	—	142
Money Market Funds	10,647,773	—	—	10,647,773
Total Investments	$10,647,773	$396,872,811	$4,120,549	$411,641,133

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.
The following is a reconciliation of the Total Return’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Non-Agency Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities
Balance as of November 30, 2024	$—	$1,499,955
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	26,757
Purchases	5,066,685
Sales	—	—
Transfers in and/or out of Level 3	—	(1,526,712)
Balance as of November 30, 2025	$ 5,066,685	$—

The following is a summary of quantitative information about level 3 valued measurements:
Total Return Fund

	11/30/25	Valuation Technique(s)	Unobservable Input	Input/Range
Non-Agency Commercial Mortgage Backed Securities	$5,066,685	Market Transaction Method	Prior/Recent Transaction	$95.13

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2025, and still classified at level 3 was $0.

28

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Non-Agency Residential Mortgage Backed Securities	Corporate Bonds
Balance as of November 30, 2024	$251,328	$ 1,891,250
Accrued discounts/premiums	—	15,981
Realized gain/(loss)	150	—
Change in unrealized appreciation/(depreciation)	3,914	(15,981)
Purchases	2,237,094	—
Sales	(11,859)	—
Transfers in and/or out of Level 3	(251,328)	—
Balance as of November 30, 2025	$2,229,299	$ 1,891,250

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2025, and still classified at level 3 was $3,914 and $(15,981).
The following is a summary of quantitative information about level 3 valued measurements:
Short Duration Fund

	11/30/25	Valuation Technique(s)	Unobservable Input	Input/Range
Non-Agency Residential Mortgage Backed Securities	$2,229,299	Market Transaction Method	Prior/Recent Transaction	$98.91
Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2025, the Funds did not enter into derivatives transactions.
Accounting Pronouncements - In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 ("ASU 2022-06"). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring

29

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, who serve as the Chief Operating Decision Makers, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
In October 2020, the SEC adopted Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective on January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ’fund-of-funds arrangements.’ These regulatory changes may limit a Fund's ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management has determined that the rule had no material impact on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion. For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets. For the year ended November 30, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.

30

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
During the year ended November 30, 2025, the Adviser reduced its fees and absorbed Fund expenses in the amount of $341 and $52,719 in the Total Return Fund and the Short Duration Fund, respectively. During the year ended November 30, 2025, the Adviser recouped management fees in the amount of $73,833 from the Total Return Fund and $73,459 from the Short Duration Fund. Any amount due from the Adviser is paid monthly to each Fund. The expense limitation will remain in effect through at least March 30, 2026 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Short Duration Fund
Expiration	Amount
11/30/27	$107,592
11/30/28	52,719
$160,311

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services. These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the year ended November 30, 2025 are disclosed in the statements of operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended November 30, 2025, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.

31

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$205,542,783	$185,325,086	$42,216,397	$42,317,531
Short Duration Fund	425,309,667	296,589,051	1,942,814	326,890

NOTE 7 – LINE OF CREDIT
The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000, or 20% of the fair value of unencumbered assets of each Fund. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The following table provides information regarding usage of the line of credit during the year ended November 30, 2025. The Short Duration Fund did not draw upon its line of credit during the year ended November 30, 2025. At November 30, 2025, the Funds had no outstanding loan amounts.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Total Return Fund	19	$3,380,474	7.04%	$12,543	$16,207,000	04/10/2025

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended November 30, 2025 and the year ended November 30, 2024 was as follows:

	Total Return Fund		Short Duration Fund
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2024
Ordinary income	$20,008,183	$15,628,680	$21,964,371	$18,804,880

As of November 30, 2025, the components of capital on a tax basis were as follows:

	Total Return Fund	Short Duration Fund
Cost of investments(a)	$351,489,090	$409,928,154
Gross unrealized appreciation	5,801,469	3,825,588
Gross unrealized depreciation	(18,489,998)	(2,112,609)
Net unrealized appreciation/(depreciation)(a)	(12,688,529)	1,712,979
Undistributed ordinary income	234,094	586,412
Undistributed long-term capital gain	—	—
Total distributable earnings	234,094	586,412
Other accumulated gains/(losses)	(428,434,932)	(26,339,615)
Total accumulated earnings/(losses)	$(440,889,367)	$(24,040,224)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund. The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

32

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
As of November 30, 2025, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$207,378,740	$220,561,384
Short Duration Fund	19,488,000	6,291,903

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian Individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.

33

MEDALIST PARTNERS FUNDS
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025(Continued)
Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.
•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk - The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	National Financial Services, LLC	33.22%
Total Return Fund	Charles Schwab & Co., Inc.	28.90%
Short Duration Fund	Charles Schwab & Co., Inc.	42.60%
Short Duration Fund	National Financial Services, LLC	30.36%

34

MEDALIST PARTNERS FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and Shareholders of:
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Medalist Partners MBS Total Return Fund (formerly, Semper MBS Total Return Fund) and Medalist Partners Short Duration Fund (formerly, Semper Short Duration Fund) (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, private companies, and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

35

MEDALIST PARTNERS FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

36

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory agreement was not approved during the past six months.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/5/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	2/5/2026

* Print the name and title of each signing officer under his or her signature.